                         WARBURG PINCUS EUROPEAN EQUITY FUND
                                 Institutional Shares

                             SUPPLEMENT TO THE PROSPECTUS


The following supersedes certain information contained in the Prospectus of the fund listed above:

Effective January 1, 1999, BEA Associates, the fund's investment adviser and a subsidiary of Credit Suisse Group, changed its name to Credit Suisse Asset Management. The purpose of this name change is to better identify the adviser as a member of the Credit Suisse Asset Management business unit, which is the global asset management division of Credit Suisse Group, and will not affect the adviser's organizational structure or management.

Credit Suisse Asset Management Managing Director William P. Sterling was appointed Portfolio Manager of the fund effective January 11, 1999 and remains responsible for the fund's day-to-day management. Mr. Sterling is also a manager of the Warburg Pincus Emerging Markets II Fund, the Warburg Pincus International Growth Fund and the Warburg Pincus Global Telecommunications Fund. Mr. Sterling joined the adviser in 1995, prior to which time he was the head of International Economics at Merrill Lynch & Company. Susan E. Boland, the former Portfolio Manager of the fund, left the adviser and resigned as Portfolio Manager of the fund effective January 15, 1999. Emily F. Baker, the former Assistant Portfolio Manager, left the adviser and resigned as Assistant Portfolio Manager of the fund effective March 19, 1999.



Dated: March 25, 1999

                     DECEMBER 3, 1998 PROSPECTUS

                     EUROPEAN EQUITY FUND --

                     BEA INSTITUTIONAL SHARES

                     [BEA LOGO]

                     COUNSELLORS SECURITIES INC., DISTRIBUTOR
                     WARBURG PINCUS EUROPEAN EQUITY FUND --
                     BEA INSTITUTIONAL SHARES

                     As with all mutual funds, the Securities and Exchange Commission has not approved this fund, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

                                    CONTENTS

KEY POINTS.................... ....................           5
   Goal and Principal Strategies...................           5
   Investor Profile................................           5
   A Word About Risk...............................           6
INVESTOR EXPENSES................ .................           8
   Fees and Fund Expenses..........................           8
   Example.........................................           9
THE FUND IN DETAIL................ ................          10
   The Management Firms............................          10
   Distribution and Service........................          10
   Multi-Class Structure...........................          10
   Fund Information Key............................          11
   Goal and Strategies.............................          12
   Portfolio Investments...........................          12
   Risk Factors....................................          12
   Portfolio Management............................          13
   Investor Expenses...............................          13
MORE ABOUT RISK................. ..................          14
   Introduction....................................          14
   Types of Investment Risk........................          14
   Certain Investment Practices....................          16
MEET THE MANAGERS................ .................          18
ABOUT YOUR ACCOUNT................ ................          19
   Share Valuation.................................          19
   Buying and Selling Shares.......................          19
   Buying Fund Shares..............................          19
   Selling Fund Shares.............................          20
   Exchanging Fund Shares..........................          21
   Other Policies..................................          21
   Account Statements..............................          22
   Distributions...................................          22
   Taxes...........................................          22
   Taxes on Distribution...........................          23
OTHER INFORMATION................ .................          24
   About the Distributor...........................          24
FOR MORE INFORMATION............... ...............  back cover

                       This page intentionally left blank

                                   KEY POINTS

                         GOAL AND PRINCIPAL STRATEGIES

  FUND/RISK FACTORS               GOAL                         STRATEGIES
EUROPEAN EQUITY FUND    Capital appreciation       - Invests in European equity
Risk factors:                                        securities
 Market risk                                       - Targets Western European
 Foreign securities                                  countries
 Region focus                                      - Emphasizes a growth investment
                                                     approach but may also include
                                                     value considerations
                                                   - Portfolio managers look at
                                                     factors such as earnings growth,
                                                     stock price, relative valuation
                                                     and merger-and-acquisition
                                                     trends

     INVESTOR PROFILE

   THIS FUND IS DESIGNED FOR INVESTORS WHO:

 - have longer time horizons

 - are willing to assume the risk of losing money in exchange for attractive potential long-term returns

 - are investing for capital appreciation

 - are seeking access to European markets, which can be less accessible to individual investors

   IT MAY NOT BE APPROPRIATE IF YOU:

 - are investing for a shorter time horizon

 - are uncomfortable with an investment that has a higher degree of volatility

 - are looking for a broadly diversified global or international equity fund

 - are looking for income

   You should base your investment decision on your own goals, risk preferences and time horizon.

     A WORD ABOUT RISK

   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

   Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

   Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK

   The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments -- including stocks and bonds, and the mutual funds that invest in them.

FOREIGN SECURITIES

   A fund that invests outside the U.S. carries additional risks that include:

 - CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. The fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

 - EURO CONVERSION The planned introduction of a new single European currency, the euro, may result in uncertainties for securities of European companies, European markets and the operation of the fund. The euro will be introduced on January 1, 1999 by eleven European Union member countries participating in European Monetary Union (EMU).
      The introduction of the euro will result in the redenomination of certain European debt and equity securities over a period of time, which may result in differences in various accounting, tax and/or legal treatments that would not otherwise occur. Market disruptions may occur before or after the introduction of the euro that could adversely affect the value of European securities and currencies held by the fund. Other risks relate to the ability of financial institutions' systems to process euro transactions. Additional economic and operational issues are raised by the fact that certain European Union member countries, including the United Kingdom, will not be participating in EMU on January 1, 1999 and therefore will not be implementing the euro on that date.
      The adviser and sub-adviser are working to address euro-related issues, including systems readiness, and are working with other key service providers on this issue. However, at this time no one knows what the degree of impact will be. To the extent that the market impact or effect on a fund holding is negative or that fund service provider systems cannot process the euro conversion, the fund's performance could be hurt.

 - INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

 - POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

REGION FOCUS

   Focusing on a single region involves increased currency, political, regulatory and other risks. Market swings in the targeted region (Western Europe) will be likely to have a greater effect on fund performance than they would in a more geographically diversified equity fund.

                               INVESTOR EXPENSES

                             FEES AND FUND EXPENSES

This table describes the fees and expenses you may bear as a shareholder. Annual fund operating expense figures are expected amounts for the fiscal period ending August 31, 1999.

SHAREHOLDER FEES
 (paid directly from your investment)
Sales charge "load" on purchases                               NONE
Deferred sales charge "load"                                   NONE
Sales charge "load" on reinvested distributions                NONE
Redemption fee                                                 NONE
Exchange fee                                                   NONE
ANNUAL FUND OPERATING EXPENSES
 (deducted from fund assets)
Management fee                                                 1.00%
Distribution and service (12b-1) fee                           NONE
Other expenses(2)                                              0.85%
TOTAL ANNUAL FUND OPERATING EXPENSES(1)                        1.85%

(1) Other expenses are based on estimated amounts to be charged in the current fiscal period.

(2) Fund service providers have voluntarily agreed to waive some of their fees and reimburse some expenses. These waivers and reimbursements are expected to lower the fund's expenses as follows:

              EXPENSES AFTER WAIVERS AND REIMBURSEMENTS
Management fee                                                 0.30%
Distribution and service (12b-1) fee                           NONE
Other expenses                                                 0.85%
TOTAL ANNUAL FUND OPERATING EXPENSES                           1.15%

                                    EXAMPLE

This example may help you compare the cost of investing in this fund with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain as listed in the first table on the opposite page (before fee waivers and expense reimbursements and credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

ONE YEAR   THREE YEARS
  $188        $582

                               THE FUND IN DETAIL

     THE MANAGEMENT FIRMS

CREDIT SUISSE ASSET MANAGEMENT LIMITED
Beaufort House
15 St. Botolph Street
London, EC 3A 7JJ

 - Sub-adviser for the fund

 - A member of Credit Suisse Asset Management and a subsidiary of Credit Suisse Group, one of the world's leading banks

 - Credit Suisse Asset Management
   currently manages approximately $130 billion in assets

 - Credit Suisse Asset Management also has offices in Budapest, Moscow, Prague, Warsaw, Frankfurt, Milan, Paris, Sydney, Tokyo and Zurich; these offices are not registered with the U.S. Securities and Exchange Commission

BEA ASSOCIATES
One Citicorp Center
153 East 53rd Street
New York, NY 10022

 - Investment adviser for the fund

 - Responsible for managing the fund's assets according to its goal and strategy and supervising CSAM's activities

 - A member of Credit Suisse Asset Management and a subsidiary of Credit Suisse Group

 - Currently manages approximately $35 billion in assets

 - An investment manager for corporate and state pension funds, endowments and other institutions

   Together with its predecessor firms, BEA has been engaged in the investment advisory business for over 60 years.

     DISTRIBUTION AND SERVICE

COUNSELLORS SECURITIES INC.
466 Lexington Avenue
New York, NY 10017

 - Distributor of the fund

 - A wholly owned subsidiary of Warburg Pincus Asset Management, Inc.

COUNSELLORS FUNDS SERVICE, INC.
466 Lexington Avenue
New York, NY 10017

 - Provides the fund with administrative services

 - A wholly owned subsidiary of Warburg Pincus Asset Management, Inc.

     MULTI-CLASS STRUCTURE

   The BEA Institutional Shares are the Institutional Classes of certain Warburg Pincus Funds. This Prospectus describes the Institutional Class of the fund. The Common Class is described in a separate prospectus.

     FUND INFORMATION KEY

   A concise fund description begins on the next page. The description provides the following information:

GOAL AND STRATEGIES
   The fund's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of fund assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS
   The primary types of securities in which the fund invests. Secondary investments are described in "More About Risk."

RISK FACTORS
   The major risk factors associated with the fund. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT
   The individuals designated by the investment adviser or sub-adviser to handle the fund's day-to-day management.

INVESTOR EXPENSES
   Expected expenses for the 1999 fiscal period. Actual expenses may be higher or lower.

 - MANAGEMENT FEE The fee paid to the investment adviser and sub-adviser for providing investment advice to the fund. Expressed as a percentage of average net assets after waivers.

 - OTHER EXPENSES Fees paid by the fund for items such as administration, transfer agency, custody, auditing, legal, registration fees and miscellaneous expenses. Expressed as a percentage of average net assets after waivers, credits and reimbursements.

     GOAL AND STRATEGIES

   The European Equity Fund seeks capital appreciation. To pursue this goal, the fund invests primarily in equity securities of Western European companies.

   The fund considers Western Europe to include the European Union, Norway and Switzerland. The European Union currently consists of: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom.

   Under normal market conditions, the fund invests at least 65% of assets in equity securities of companies located in or conducting a majority of their business in Western Europe or companies whose securities trade primarily in Western European markets. To enhance return potential, the fund may also pursue opportunities in other European countries.

   The fund intends to diversify its investments across different countries. However, at times the fund may invest a significant part of its assets in a single country. The fund may invest in companies of any size, although most of the fund's investments will be in larger capitalization companies.

   In choosing stocks, the portfolio managers consider a number of factors including:

 - stock price relative to the company's rate of earnings growth

 - valuation relative to other European companies and market averages

 - merger-and-acquisition trends, particularly trends related to the impact of the introduction of the new single European currency, the euro, on companies' business strategies

     PORTFOLIO INVESTMENTS

   This fund currently intends to invest at least 80% of assets in equity securities of Western European companies. These equity securities include:

 - common and preferred stocks

 - securities convertible into common stocks

 - securities such as rights and warrants, whose values are based on common stocks

   To a limited extent, the fund may engage in other investment practices.

     RISK FACTORS

   This fund's principal risk factors are:

 - market risk

 - foreign securities

 - region focus

   The value of your investment will fluctuate in response to Western European stock markets. Because the fund invests internationally, it carries additional risks, including currency, information and political risks. These risks are defined in "More About Risk."

   Targeting a single region could hurt the fund's performance or may cause the fund to be more volatile than a more geographically diversified equity fund. Fund performance is closely tied to economic and political conditions within Europe.

   "More About Risk" details certain other investment practices the fund may use. Please read that section carefully before you invest.

     PORTFOLIO MANAGEMENT

   Susan E. Boland is Portfolio Manager of the fund. She is assisted by Assistant Portfolio Manager Emily Baker. You can find out more about them in "Meet the Managers."

     INVESTOR EXPENSES

   Expected expenses for the 1999 fiscal period:

  Management fee              0.30%
  All other expenses          0.85%
  Total expenses              1.15%

                                MORE ABOUT RISK

     INTRODUCTION

   A fund's goal and principal strategies largely determine its risk profile. You will find a concise description of the fund's risk profile in "Key Points." The fund discussion contains more detailed information. This section discusses other risks that may affect the fund.

   The fund may use certain investment practices that have higher risks associated with them. However, the fund has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

     TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this Prospectus.

   ACCESS RISK Some countries may restrict a fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the fund.

   CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

   CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses.

   EXPOSURE RISK The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money a fund could gain or lose on an investment.

   - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

   - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

   INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

   LIQUIDITY RISK Certain fund securities may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

   MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments -- including stocks and bonds, and the mutual funds that invest in them.

   OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject a fund to losses from fraud, negligence, delay or other actions.

   POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

   VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a fund security.

   YEAR 2000 PROCESSING RISK The fund's adviser and sub-adviser are working to address the Year 2000 issue relating to the change from "99" to "00" on January 1, 2000, and have obtained assurances from service providers that they are taking similar steps. The adviser and sub-adviser are working on the Year 2000 issue pursuant to a plan designed to address potential problems and progress is proceeding according to the plan. The adviser and sub-adviser anticipate completion of testing of internal systems in early 1999 and are developing contingency plans intended to address any unexpected service problems. However, there can be no assurance that these efforts will be sufficient, and any noncompliant computer systems could hurt key fund operations, such as shareholder servicing, pricing and trading.

   The Year 2000 issue affects practically all companies, organizations, governments, markets and economies throughout the world -- including companies or governmental entities in which the fund invests and markets in which it trades. However, at this time no one knows precisely what the degree of impact will be. To the extent that the impact on a fund holding or on markets or economies is negative, it could seriously affect the fund's performance.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

[X]    Permitted without limitation; does not indicate actual use
20%    Italic type (e.g., 20%) represents an investment limitation as a percentage of NET fund assets; does not indicate actual use
20%    Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate actual use
[ ]    Permitted, but not expected to be used to a significant
       extent

                    INVESTMENT PRACTICE                       LIMIT
BORROWING The borrowing of money from banks to meet
redemptions or for other temporary or emergency purposes.
Speculative exposure risk.                                     30%
--------------------------------------------------------------------
CURRENCY HEDGING Instruments, such as options, futures,
forwards or swaps, intended to manage fund exposure to
currency risk. Options, futures or forwards involve the
right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Swaps involve the right or obligation to receive or make payments based on two different currency rates.* Correlation, credit,
currency, hedged exposure, liquidity, political, valuation
risks.                                                         [X]
--------------------------------------------------------------------
EMERGING MARKETS Countries generally considered to be
relatively less developed or industrialized. Emerging
markets often face economic problems that could subject the
fund to increased volatility or substantial declines in
value. Deficiencies in regulatory oversight, market
infrastructure, shareholder protections and company laws
could expose the fund to risks beyond those generally
encountered in developed countries. Access, currency,
information, liquidity, market, operational, political,
valuation risks.                                               20%
--------------------------------------------------------------------
FUTURES AND OPTIONS ON FUTURES Exchange-traded contracts
that enable the fund to hedge against or speculate on future changes in currency values, interest rates or stock indexes.
Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future
time based on those future changes.* Correlation, currency,
hedged exposure, interest-rate, market, speculative exposure
risks.**                                                       [ ]
--------------------------------------------------------------------


                    INVESTMENT PRACTICE                       LIMIT
NON-INVESTMENT-GRADE DEBT SECURITIES Debt securities and
convertible securities rated below the fourth-highest grade
(BBB/Baa) by Standard & Poor's or Moody's rating service,
and unrated securities of comparable quality. Commonly
referred to as junk bonds. Credit, information,
interest-rate, liquidity, market, valuation risks.             20%
--------------------------------------------------------------------
OPTIONS Instruments that provide a right to buy (call) or
sell (put) a particular security, currency or index of
securities at a fixed price within a certain time period.
The fund may purchase or sell (write) both put and call
options for hedging or speculative purposes.* Correlation,
credit, hedged exposure, liquidity, market, speculative
exposure risks.                                                [ ]
--------------------------------------------------------------------
PRIVATIZATION PROGRAMS Foreign governments may sell all or
part of their interests in enterprises they own or control.
Access, currency, information, liquidity, operational,
political, valuation risks.                                    [X]
--------------------------------------------------------------------
REGION FOCUS Investing a significant portion of fund assets
in a single region or a small number of countries. Market
swings in the targeted region or countries will be likely to have a greater effect on fund performance than they would in a more geographically diversified equity fund. Currency,
market, political risks.                                       [X]
--------------------------------------------------------------------
RESTRICTED AND OTHER ILLIQUID SECURITIES Securities with
restrictions on trading, or those not actively traded. May
include private placements. Liquidity, market, valuation
risks.                                                         15%
--------------------------------------------------------------------
SECURITIES LENDING Lending portfolio securities to financial institutions; the fund receives cash, U.S. government
securities or bank letters of credit as collateral. Credit,
liquidity, market, operational risks.                          50%
--------------------------------------------------------------------
SHORT-TERM TRADING Selling a security shortly after
purchase. A fund engaging in short-term trading will have
higher turnover and transaction expenses. Increased
short-term capital gains distributions could raise
shareholders' income tax liability.                            [X]
--------------------------------------------------------------------
START-UP AND OTHER SMALL COMPANIES Companies with small
relative market capitalizations, including those with
continuous operations of less than three years. Information,
liquidity, market, valuation risks.                            [ ]
--------------------------------------------------------------------
STRUCTURED INSTRUMENTS Swaps, structured securities and
other instruments that allow the fund to gain access to the
performance of a benchmark asset (such as an index or
selected stocks) where the fund's direct investment is
restricted. Credit, currency, information, interest-rate,
liquidity, market, political, speculative exposure,
valuation risks.                                               [ ]
--------------------------------------------------------------------
TEMPORARY DEFENSIVE TACTICS Placing some or all of the
fund's assets in investments such as money-market
obligations and investment-grade debt securities for
defensive purposes. Although intended to avoid losses in
adverse market, economic, political or other conditions,
defensive tactics might be inconsistent with the fund's
principal investment strategies and might prevent the fund
from achieving its goal.                                        [ ]
--------------------------------------------------------------------
WARRANTS Options issued by a company granting the holder the right to buy certain securities, generally common stock, at
a specified price and usually for a limited time. Liquidity,
market, speculative exposure risks.                            15%
--------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase
or sale of securities for delivery at a future date; market
value may change before delivery. Liquidity, market,
speculative exposure risks.                                    20%
--------------------------------------------------------------------

 * The fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

** The Fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative by the Commodity Futures Trading Commission.

                               MEET THE MANAGERS
                                 [BOLAND PHOTO]

                                SUSAN E. BOLAND
                                    Director
                                 BEA Associates

                         - Portfolio Manager, European
                       Equity Fund since fund inception

                         - With BEA since 1996

                         - Director and portfolio manager with
                       Barran & Partners Limited, 1995 to 1996

                         - Partner and European portfolio manager
                       for Teton Partners, 1992 to 1995

                         - Portfolio manager and analyst with
                       Fidelity Management & Research
                       Company, 1985 to 1991

                                 [BAKER PHOTO]

                                 EMILY F. BAKER
                                 Vice President
                                 BEA Associates

                         - Assistant Portfolio Manager, European
                       Equity Fund since fund inception

                         - With BEA since 1996

                         - Vice President at Mastrapasqua &
                       Associates, 1994 to 1996

                         - Financial consultant for Merrill Lynch
                       private client group, 1993 to 1994

                               ABOUT YOUR ACCOUNT

     SHARE VALUATION

   The price of your shares is also referred to as their net asset value (NAV).

   The NAV is determined at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4 p.m. Eastern Time) each day the NYSE is open for business. It is calculated by dividing the Institutional Class's total assets, less its liabilities, by the number of Institutional Class shares outstanding.

   The fund values its securities based on market quotations when it calculates its NAV. If market quotations are not readily available, securities and other assets are valued by another method that the Board believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.

   Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the fund does not compute its price. This could cause the value of the fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

     BUYING AND
     SELLING SHARES

   The fund is open on those days when the NYSE is open, typically Monday through Friday. If we receive your request in proper form by the close of the NYSE (usually 4 p.m. ET), your transaction will be priced at that day's NAV. If we receive it after that time, it will be priced at the next business day's NAV. You are entitled to dividend and capital-gain distributions (described below) as soon as your purchase order is executed.

   The fund has authorized financial-services firms, such as banks, brokers and financial advisors (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the fund and will be priced at the next-computed NAV.

     BUYING FUND SHARES

INVEST BY WIRE

   Institutional Class shares are generally available only to investors who have entered into an investment management agreement with the adviser. Investors should complete an account application and forward it to BEA Institutional Shares. After calling the fund to place an order, you may wire funds to:

  State Street Bank and Trust Company

  ABA# 0110 000 28

  Attn: Mutual Funds/Custody Department

  BEA Institutional Shares

  DDA# 9905-227-6

  F/F/C: [Account Number and Registration]

   You can also purchase shares by mailing a check or Federal Reserve draft to:

  BEA Institutional Shares

  P.O. Box 8500

  Boston, Massachusetts 02266-8500

   or overnight to:

  Boston Financial

  Attn: BEA Institutional Shares

  66 Brooks Drive

  Braintree, Massachusetts 02184

   Federal Reserve drafts are available at national banks and at state Federal Reserve member banks. Please indicate the fund's name on any check or Federal Reserve draft. The application contains further instructions.

INVEST BY PURCHASES IN KIND

   With the adviser's permission, investors may acquire Institutional Class shares in exchange for fund portfolio securities. The portfolio securities must meet the following requirements:

 - Match the investment objectives and policies of the fund to be purchased

 - Be considered by the fund's adviser or sub-adviser to be an appropriate fund investment

 - Be easily valued, liquid and not subject to restrictions on transfer

   You may have to pay administrative or custody costs if you make purchases in kind and the execution of your purchase order may be delayed.

MINIMUM INVESTMENTS

   Minimum investments for Institutional Class shares are the following, including investment by purchases in-kind and by exchange (described below):

   Initial investment                                                 $3,000,000

   Subsequent investment                                                $100,000

   Clients of the adviser, along with the adviser's affiliates, client officers and certain other related persons, may purchase shares without entering into an investment management agreement with the adviser subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $1,000.

   You must maintain an account balance in the fund of at least $500. If your account balance falls below the minimum required to keep it open due to redemptions or exchanges, the fund may ask you to increase your balance. If it is still below the minimum after 30 days, the fund may close your account and mail you the proceeds.

     SELLING FUND SHARES

SELL FUND SHARES IN WRITING

   You can sell (redeem) your shares on any day the fund is open by writing to BEA Institutional Shares. The request must be signed by all record owners (exactly as registered) or by an authorized person such as an investment adviser or other agent. Additional documents may be required for redemption by a corporation, partnership, trust, fiduciary, executor or administrator or in certain other cases.

REDEMPTION PROCEEDS

   After selling fund shares you will receive the proceeds by either wire or check, mailed within seven days of the redemption. For shares purchased by check, if the fund has not yet collected payment for the shares you are selling it will delay sending you the proceeds until your purchase payment clears. This may take up to 10 calendar days after the purchase.

     EXCHANGING FUND SHARES

   You may exchange Institutional Class shares for Institutional shares in any other BEA Fund by writing to BEA Institutional Shares. If you are purchasing shares in a new fund by exchange, the new fund account will be registered exactly as the fund from which you are exchanging. If you want to change account information or privileges you must specify this in the redemption request and have all signatures guaranteed. You can obtain a signature guarantee from most banks or securities dealers, but not from a notary public.

     OTHER POLICIES

TRANSACTION DETAILS

   Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if:

 - your investment check or Federal Reserve draft does not clear

 - you place a telephone order by 4 p.m. ET and we do not receive your wire that day

   If you wire money without first calling the fund to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

   While we monitor telephone servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.

   Uncashed redemption or distribution checks do not earn interest.

SPECIAL SITUATIONS

   The fund reserves the right to:

 - refuse any purchase or exchange request, including those from any person or group who, in the fund's view, is likely to engage in excessive trading

 - change or discontinue its exchange privilege after 60 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

 - change its minimum investment amounts after 15 days' notice to current investors of any increases

 - charge a wire-redemption fee

 - make a "redemption in kind" -- payment in portfolio securities rather than cash -- for certain large redemptions that could hurt fund operations

 - suspend redemptions or postpone payment dates as permitted by the Investment Company Act of 1940 (such as during periods other than weekends or holidays when the NYSE is closed, or when trading on the NYSE is restricted, or any other time that the SEC permits)

 - stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

ACCOUNT CHANGES

   You should update your account records whenever you change your address. You can call 800-401-2230 to change your account information or privileges.

     ACCOUNT STATEMENTS

   In general, you will receive account statements as follows:

 - after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

 - after any changes of name or address of the registered owner(s)

 - otherwise, every quarter

   You will receive annual and semiannual financial reports.

     DISTRIBUTIONS

   As a fund investor, you are entitled to your share of the fund's net income and gains on its investments. The fund passes these earnings along to its shareholders as distributions.

   The fund earns dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. A fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

   The fund typically distributes dividends and capital gains annually, usually in December.

   Most investors have their distributions reinvested in additional shares of the same fund. Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

     TAXES

   As with any investment, you should consider how your investment in the fund will be taxed. Unless your account is an IRA or other tax-advantaged account, you should be aware of the potential tax implications. Please consult your tax professional concerning your own tax situation.

     TAXES ON DISTRIBUTIONS

   As long as the fund continues to meet the requirements for being a tax-qualified regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

   Distributions you receive from the fund, whether reinvested or taken in cash, are generally considered taxable. Fund distributions are taxed based on the length of time the fund holds its assets, regardless of how long you have held fund shares. Distributions from the fund's long-term capital gains are taxed as capital gains; distributions from short-term capital gains and other sources are generally taxed as ordinary income. The fund will mostly make capital-gain distributions, which could be short-term or long-term.

   If you buy shares shortly before or on the "record date" -- the date that establishes you as the person to receive the upcoming distribution -- you will receive a portion of the money you just invested in the form of a taxable distribution.

   The Form 1099 that is mailed to you every January details your distributions and their federal tax category.

TAXES ON TRANSACTIONS

   Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. In addition, you may have a gain or loss when you purchase shares in exchange for fund portfolio securities. You are responsible for any tax liabilities generated by your transactions.

                               OTHER INFORMATION

     ABOUT THE DISTRIBUTOR

   Counsellors Securities Inc., at no cost, is responsible for:

 - making the fund available to you

 - account servicing and maintenance

 - other administrative services related to sale of the Institutional Class

    More information about this fund is available free upon request, including the following:

     ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

    Includes financial statements, portfolio investments and detailed performance information.

    The Annual Report also contains a letter from the fund's manager discussing market conditions and investment strategies that significantly affected fund performance during its past fiscal year.

     OTHER INFORMATION

    A current Statement of Additional Information (SAI) which provides more details about the fund is on file with the Securities and Exchange Commission
(SEC) and is incorporated by reference.

    You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

    Please contact BEA Institutional Shares to obtain, without charge, the SAI and Annual and Semiannual Reports and to make shareholder inquiries:

BY TELEPHONE:
    800-275-4232

BY MAIL:
    BEA Institutional Shares
    P.O. Box 8500
    Boston, MA 02266-8500

BY OVERNIGHT OR COURIER SERVICE:
    Boston Financial
    Attn: BEA Institutional Shares
    66 Brooks Drive
    Braintree, MA 02171

SEC FILE NUMBER:
BEA Institutional Shares/Warburg Pincus
European Equity Fund                                                   811-60225

                              FOR MORE INFORMATION
                                   [BEA LOGO]

                      P.O. BOX 8500, BOSTON, MA 02266-8500
                                  800-401-2230
COUNSELLORS SECURITIES INC., DISTRIBUTOR.                           CSEEQ-1-1298

                       WARBURG PINCUS EUROPEAN EQUITY FUND


              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION


The following supersedes certain information contained in the Statement of Additional Information of the fund listed above:

Effective January 1, 1999, BEA Associates, the fund's investment adviser and a subsidiary of Credit Suisse Group, changed its name to Credit Suisse Asset Management. The purpose of this name change is to better identify the adviser as a member of the Credit Suisse Asset Management business unit, which is the global asset management division of Credit Suisse Group, and will not affect the adviser's organizational structure or management.


Credit Suisse Asset Management Managing Director William P. Sterling was appointed Portfolio Manager of the fund effective January 11, 1999 and remains responsible for the fund's day-to-day management. Mr. Sterling is also a manager of the Warburg Pincus Emerging Markets II Fund, the Warburg Pincus International Growth Fund and the Warburg Pincus Global Telecommunications Fund. Mr. Sterling joined the adviser in 1995, prior to which time he was the head of International Economics at Merrill Lynch & Company. Susan E. Boland, the former Portfolio Manager of the fund, left the adviser and resigned as Portfolio Manager of the fund effective January 15, 1999. Emily F. Baker, the former Assistant Portfolio Manager, left the adviser and resigned as Assistant Portfolio Manager of the fund effective March 19, 1999.



Dated: March 25, 1999

                                   PROSPECTUS
                                  Common Class
                                December 3, 1998
                           As Revised March 25, 1999

                                 WARBURG PINCUS
                              EUROPEAN EQUITY FUND

           As with all mutual funds, the Securities and Exchange
           Commission has not approved this fund, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

                          [Warburg Pincus Funds Logo]

                                    CONTENTS

KEY POINTS.................... ....................           5
   Goal and Principal Strategies...................           5
   Investor Profile................................           5
   A Word About Risk...............................           6
INVESTOR EXPENSES................ .................           8
   Fees and Fund Expenses..........................           8
   Example.........................................           9
THE FUND IN DETAIL................ ................          10
   The Management Firms............................          10
   Distribution and Service........................          10
   Multi-Class Structure...........................          10
   Fund Information Key............................          11
   Goal and Strategies.............................          12
   Portfolio Investments...........................          12
   Risk Factors....................................          12
   Portfolio Management............................          13
   Investor Expenses...............................          13
MORE ABOUT RISK................. ..................          14
   Introduction....................................          14
   Types of Investment Risk........................          14
   Certain Investment Practices....................          16
MEET THE MANAGER................. .................          18
ABOUT YOUR ACCOUNT................ ................          19
   Share Valuation.................................          19
   Buying and Selling Shares.......................          19
   Account Statements..............................          20
   Distributions...................................          20
   Taxes...........................................          20
OTHER INFORMATION................ .................          22
   About the Distributor...........................          22
FOR MORE INFORMATION............... ...............  back cover

                       This page intentionally left blank

                                   KEY POINTS

                         GOAL AND PRINCIPAL STRATEGIES

  FUND/RISK FACTORS               GOAL                         STRATEGIES
EUROPEAN EQUITY FUND    Capital appreciation       - Invests in European equity
Risk factors:                                      securities
 Market risk                                       - Targets Western European
 Foreign securities                                countries
 Region focus                                      - Emphasizes a growth investment
                                                     approach but may also include
                                                     value considerations
                                                   - Portfolio managers look at
                                                   factors such as earnings growth,
                                                     stock price, relative valuation
                                                     and merger-and-acquisition
                                                     trends

     INVESTOR PROFILE

   THIS FUND IS DESIGNED FOR INVESTORS WHO:

 - have longer time horizons

 - are willing to assume the risk of losing money in exchange for attractive potential long-term returns

 - are investing for capital appreciation

 - are seeking access to European markets which can be less accessible to individual investors

   IT MAY NOT BE APPROPRIATE IF YOU:

 - are investing for a shorter time horizon

 - are uncomfortable with an investment that has a higher degree of volatility

 - are looking for a broadly diversified global or international equity fund

 - are looking for income

   You should base your investment decision on your own goals, risk preferences and time horizon.

     A WORD ABOUT RISK

   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

   Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

   Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK

   The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

FOREIGN SECURITIES

   A fund that invests outside the U.S. carries additional risks that include:

 - CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. The fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

 - EURO CONVERSION The planned introduction of a new single European currency, the euro, may result in uncertainties for securities of European companies, European markets and the operation of the fund. The euro will be introduced on January 1, 1999 by eleven European Union member countries participating in European Monetary Union (EMU).

      The introduction of the euro will result in the redenomination of certain European debt and equity securities over a period of time, which may result in differences in various accounting, tax and/or legal treatments that would not otherwise occur. Market disruptions may occur before or after the introduction of the euro that could adversely affect the value of European securities and currencies held by the fund. Other risks relate to the ability of financial institutions' systems to process euro transactions. Additional economic and operational issues are raised by the fact that certain European Union member countries, including the United Kingdom, will not be participating in EMU on January 1, 1999 and therefore will not be implementing the euro on the date.

      The adviser and sub-adviser are working to address euro-related issues, including systems readiness, and are working with other key service providers on this issue. However, at this time no one knows what the degree of impact will be. To the extent that the market impact or effect on a fund holding is negative or that fund service provider systems cannot process the euro conversion, the fund's performance could be hurt.

 - INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

 - POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

REGION FOCUS

   Focusing on a single region involves increased currency, political, regulatory and other risks. Market swings in the targeted region (Western Europe) will be likely to have a greater effect on fund performance than they would in a more geographically diversified equity fund.

                               INVESTOR EXPENSES
                             FEES AND FUND EXPENSES

This table describes the fees and expenses you may bear as a shareholder. Annual fund operating expense figures are expected amounts for the fiscal period ending August 31, 1999.

SHAREHOLDER FEES
 (paid directly from your investment)
Sales charge "load" on purchases                                   NONE
Deferred sales charge "load"                                       NONE
Sales charge "load" on reinvested distributions                    NONE
Redemption fee                                                     NONE
Exchange fee                                                       NONE
ANNUAL FUND OPERATING EXPENSES
 (deducted from fund assets)
Management fee                                                     1.00%
Distribution and service (12b-1) fee                               0.25%
Other expenses(1)                                                  0.95%
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                            2.20%

(1) Other expenses are based on estimated amounts to be charged in the current fiscal period.

(2) Fund service providers have voluntarily agreed to waive some of their fees and reimburse some expenses. These waivers and reimbursements are expected to lower the fund's expenses as follows:


                  EXPENSES AFTER WAIVERS AND REIMBURSEMENTS
Management fee                                                     0.30%
Distribution and service (12b-1) fee                               0.25%
Other expenses                                                     0.90%
TOTAL ANNUAL FUND OPERATING EXPENSES                               1.45%

                                    EXAMPLE

This example may help you compare the cost of investing in this fund with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain as listed in the first table on the opposite page (before fee waivers and expense reimbursements and credits) and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

   ONE YEAR    THREE YEARS
     $223          $688

                               THE FUND IN DETAIL

     THE MANAGEMENT FIRMS

CREDIT SUISSE ASSET MANAGEMENT LIMITED
Beaufort House
15 St. Botolph Street
London, EC 3A 7JJ

 - Sub-adviser for the fund

 - A member of Credit Suisse Asset Management and a subsidiary of Credit Suisse Group, one of the world's leading banks

 - Credit Suisse Asset Management currently manages approximately $130 billion in assets

 - Credit Suisse Asset Management also has offices in Budapest, Moscow, Prague, Warsaw, Frankfurt, Milan, Paris, Sydney, Tokyo and Zurich; these offices are not registered with the U.S. Securities and Exchange Commission

CREDIT SUISSE ASSET MANAGEMENT
One Citicorp Center
153 East 53rd Street
New York, NY 10022

 - Investment adviser for the fund

 - Responsible for managing the fund's assets according to its goal and strategy and supervising the sub-adviser's activities

 - A subsidiary of Credit Suisse Group

 - Currently manages approximately $35 billion in assets

 - An investment manager for corporate and state pension funds, endowments and other institutions

   Together with its predecessor firms, Credit Suisse Asset Management has been engaged in the investment advisory business for over 60 years.
     DISTRIBUTION AND SERVICE

COUNSELLORS SECURITIES INC.
466 Lexington Avenue
New York, NY 10017

 - Distributor of the fund

 - A wholly owned subsidiary of Warburg Pincus Asset Management, Inc.

COUNSELLORS FUNDS SERVICE, INC.
466 Lexington Avenue
New York, NY 10017

 - Provides the fund with administrative services

 - A wholly owned subsidiary of Warburg Pincus Asset Management, Inc.

     MULTI-CLASS STRUCTURE

   The fund offers two classes of shares, Common and Institutional. This Prospectus offers the Common Class. The Institutional Class is described in a separate prospectus.

     FUND INFORMATION KEY

   A concise fund description begins on the next page. The description provides the following information:

GOAL AND STRATEGIES
   The fund's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of fund assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS
   The primary types of securities in which the fund invests. Secondary investments are described in "More About Risk."

RISK FACTORS
   The major risk factors associated with the fund. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT
   The individuals designated by the investment adviser or sub-adviser to handle the fund's day-to-day management.

INVESTOR EXPENSES
   Expected expenses for the 1999 fiscal period. Actual expenses may be higher or lower.

 - MANAGEMENT FEE The fee paid to the investment adviser and sub-adviser for providing investment advice to the fund. Expressed as a percentage of average net assets after waivers.

 - DISTRIBUTION AND SERVICE (12b-1) FEES Fees paid by the fund to the distributor for making shares of the fund available to you. Expressed as a percentage of average net assets.

 - OTHER EXPENSES Fees paid by the fund for items such as administration, transfer agency, custody, auditing, legal, registration fees and miscellaneous expenses. Expressed as a percentage of average net assets after waivers, credits and reimbursements.

     GOAL AND STRATEGIES

   The European Equity Fund seeks capital appreciation. To pursue this goal, the fund invests primarily in equity securities of Western European companies.

   The fund considers Western Europe to include the European Union, Norway and Switzerland. The European Union currently consists of: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom.

   Under normal market conditions, the fund invests at least 65% of assets in equity securities of companies located in or conducting a majority of their business in Western Europe or companies whose securities trade primarily in Western European markets. To enhance return potential, the fund may also pursue opportunities in other European countries.

   The fund intends to diversify its investments across different countries. However, at times the fund may invest a significant part of its assets in a single country. The fund may invest in companies of any size, although most of the fund's investments will be in larger capitalization companies.

   In choosing stocks, the portfolio managers consider a number of factors including:

 - stock price relative to the company's rate of earnings growth

 - valuation relative to other European companies and market averages

 - merger-and-acquisition trends, particularly trends related to the impact of the introduction of the new single European currency, the euro, on companies' business strategies

     PORTFOLIO INVESTMENTS

   This fund currently intends to invest at least 80% of assets in equity securities of Western European companies. These equity securities include:

 - common and preferred stocks

 - securities convertible into common stocks

 - securities such as rights and warrants, whose values are based on common stocks

   To a limited extent, the fund may engage in other investment practices.
     RISK FACTORS

   This fund's principal risk factors are:

 - market risk

 - foreign securities

 - region focus

   The value of your investment will fluctuate in response to Western European stock markets. Because the fund invests internationally, it carries additional risks, including currency, information and political risks. These risks are defined in "More About Risk."

   Targeting a single region could hurt the fund's performance or may cause the fund to be more volatile than a more geographically diversified equity fund. Fund performance is closely tied to economic and political conditions within Europe.

   "More About Risk" details certain other investment practices the fund may use. Please read that section carefully before you invest.
     PORTFOLIO MANAGEMENT

   William P. Sterling is Portfolio Manager of the fund. You can find out more about him in "Meet the Manager."

     INVESTOR EXPENSES

   Expected expenses for the 1999 fiscal period:

   Management fee                                                       0.30%
   Distribution and service
     (12b-1) fee                                                        0.25%
   All other expenses                                                   0.90%
   Total expenses                                                       1.45%

                                MORE ABOUT RISK

     INTRODUCTION

   A fund's goal and principal strategies largely determine its risk profile. You will find a concise description of the fund's risk profile in "Key Points." The fund discussion contains more detailed information. This section discusses other risks that may affect the fund.

   The fund may use certain investment practices that have higher risks associated with them. However, the fund has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.
     TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this Prospectus.

   ACCESS RISK Some countries may restrict a fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the fund.

   CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

   CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses.

   EXPOSURE RISK The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money a fund could gain or lose on an investment.

   - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

   - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

   INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.
                                       14

   LIQUIDITY RISK Certain fund securities may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

   MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments -- including stocks and bonds, and the mutual funds that invest in them.

   OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject a fund to losses from fraud, negligence, delay or other actions.

   POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

   VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a fund security.

   YEAR 2000 PROCESSING RISK The fund's adviser and sub-adviser are working to address the Year 2000 issue relating to the change from "99" to "00" on January 1, 2000, and have obtained assurances from service providers that they are taking similar steps. The adviser and sub-adviser are working on the Year 2000 issue pursuant to a plan designed to address potential problems and progress is proceeding according to the plan. The adviser and sub-adviser anticipate the completion of testing of internal systems in early 1999, and are developing contingency plans intended to address any unexpected service problems. However, there can be no assurance that these efforts will be sufficient, and any noncompliant computer systems could hurt key fund operations, such as shareholder servicing, pricing and trading.

   The Year 2000 issue affects practically all companies, organizations, governments, markets and economies throughout the world -- including companies or governmental entities in which the fund invests and markets in which it trades. However, at this time no one knows precisely what the degree of impact will be. To the extent that the impact on a fund holding or on markets or economies is negative, it could seriously affect the fund's performance.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

[-]    Permitted without limitation; does not indicate actual use
20%    Italic type (e.g., 20%) represents an investment limitation as a percentage of NET fund assets; does not indicate actual use
20%    Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate
       actual use
[ ]    Permitted, but not expected to be used to a significant
       extent

--------------------------------------------------------------------
 INVESTMENT PRACTICE                                          LIMIT
--------------------------------------------------------------------
BORROWING The borrowing of money from banks to meet
redemptions or for other temporary or emergency purposes.
Speculative exposure risk.                                     30%
--------------------------------------------------------------------
CURRENCY HEDGING Instruments, such as options, futures,
forwards or swaps, intended to manage fund exposure to
currency risk. Options, futures or forwards involve the
right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Swaps involve the right or obligation to receive or make payments based on two different currency rates.* Correlation, credit,
currency, hedged exposure, liquidity, political, valuation
risks.                                                         [-]
--------------------------------------------------------------------
EMERGING MARKETS Countries generally considered to be
relatively less developed or industrialized. Emerging
markets often face economic problems that could subject the
fund to increased volatility or substantial declines in
value. Deficiencies in regulatory oversight, market
infrastructure, shareholder protections and company laws
could expose the fund to risks beyond those generally
encountered in developed countries. Access, currency,
information, liquidity, market, operational, political,
valuation risks.                                               20%
--------------------------------------------------------------------
FUTURES AND OPTIONS ON FUTURES Exchange-traded contracts
that enable the fund to hedge against or speculate on future changes in currency values, interest rates or stock indexes.
Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future
time based on those future changes.* Correlation, currency,
hedged exposure, interest-rate, market, speculative exposure
risks.**                                                       [ ]
--------------------------------------------------------------------
NON-INVESTMENT-GRADE DEBT SECURITIES Debt securities and
convertible securities rated below the fourth-highest grade
(BBB/Baa) by Standard & Poor's or Moody's rating service,
and unrated securities of comparable quality. Commonly
referred to as junk bonds. Credit, information, interest-
rate, liquidity, market, valuation risks.                      20%
--------------------------------------------------------------------

--------------------------------------------------------------------
 INVESTMENT PRACTICE                                          LIMIT
--------------------------------------------------------------------
OPTIONS Instruments that provide a right to buy (call) or
sell (put) a particular security, currency or index of
securities at a fixed price within a certain time period.
The fund may purchase or sell (write) both put and call
options for hedging or speculative purposes.* Correlation,
credit, hedged exposure, liquidity, market, speculative
exposure risks.                                                [ ]
--------------------------------------------------------------------
PRIVATIZATION PROGRAMS Foreign governments may sell all or
part of their interests in enterprises they own or control.
Access, currency, information, liquidity, operational,
political, valuation risks.                                    [-]
--------------------------------------------------------------------
REGION FOCUS Investing a significant portion of fund assets
in a single region or a small number of countries. Market
swings in the targeted region or countries will be likely to have a greater effect on fund performance than they would in a more geographically diversified equity fund. Currency,
market, political risks.                                       [-]
--------------------------------------------------------------------
RESTRICTED AND OTHER ILLIQUID SECURITIES Securities with
restrictions on trading, or those not actively traded. May
include private placements. Liquidity, market, valuation
risks.                                                         15%
--------------------------------------------------------------------
SECURITIES LENDING Lending portfolio securities to financial institutions; the fund receives cash, U.S. government
securities or bank letters of credit as collateral. Credit,
liquidity, market, operational risks.                          50%
--------------------------------------------------------------------
SHORT-TERM TRADING Selling a security shortly after
purchase. A fund engaging in short-term trading will have
higher turnover and transaction expenses. Increased
short-term capital gains distributions could raise
shareholders' income tax liability.                            [-]
--------------------------------------------------------------------
START-UP AND OTHER SMALL COMPANIES Companies with small
relative market capitalizations, including those with
continuous operations of less than three years. Information,
liquidity, market, valuation risks.                            [ ]
--------------------------------------------------------------------
STRUCTURED INSTRUMENTS Swaps, structured securities and
other instruments that allow the fund to gain access to the
performance of a benchmark asset (such as an index or
selected stocks) where the fund's direct investment is
restricted. Credit, currency, information, interest-rate,
liquidity, market, political, speculative exposure,
valuation risks.                                               [-]
--------------------------------------------------------------------
TEMPORARY DEFENSIVE TACTICS Placing some or all of the
fund's assets in investments such as money-market
obligations and investment-grade debt securities for
defensive purposes. Although intended to avoid losses in
adverse market, economic, political or other conditions,
defensive tactics might be inconsistent with the fund's
principal investment strategies and might prevent the fund
from achieving its goal.                                       [ ]
--------------------------------------------------------------------
WARRANTS Options issued by a company granting the holder the right to buy certain securities, generally common stock, at
a specified price and usually for a limited time. Liquidity,
market, speculative exposure risks.                            15%
--------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase
or sale of securities for delivery at a future date; market
value may change before delivery. Liquidity, market,
speculative exposure risks.                                    20%
--------------------------------------------------------------------

 * The fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.
** The fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative by the Commodity Futures Trading Commission.

                                MEET THE MANAGER

                                [Sterling PHOTO]

                              WILLIAM P. STERLING
                               Managing Director
                         Credit Suisse Asset Management

                         - Portfolio Manager, European
                           Equity Fund since January 1999

                         - With Credit Suisse Asset Management since 1995

                         - Head of international economics at
                           Merrill Lynch & Company, 1989 to 1995

                               ABOUT YOUR ACCOUNT

     SHARE VALUATION

   The price of your shares is also referred to as their net asset value (NAV).

   The NAV is determined at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4 p.m. Eastern Time) each day the NYSE is open for business. It is calculated by dividing the Common Class's total assets, less its liabilities, by the number of Common Class shares outstanding.

   The fund values its securities based on market quotations when it calculates its NAV. If market quotations are not readily available, securities and other assets are valued by another method that the Board believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.

   Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the fund does not compute its price. This could cause the value of the fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

     BUYING AND
     SELLING SHARES

   The accompanying Shareholder Guide explains how to invest directly with the fund. You will find information about purchases, redemptions, exchanges and services.

   The fund is open on those days when the NYSE is open, typically Monday through Friday. If we receive your request in proper form by the close of the NYSE (usually 4 p.m. ET), your transaction will be priced at that day's NAV. If we receive it after that time, it will be priced at the next business day's NAV.

FINANCIAL-SERVICES FIRMS

   You can also buy and sell fund shares through a variety of financial-services firms such as banks, brokers and financial advisors. The fund has authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the fund and will be priced at the next-computed NAV.

   Financial-services firms may charge transaction fees or other fees that you could avoid by investing directly with the fund. Please read their program materials for any special provisions or additional service features that may apply to your investment. Certain features of the fund, such as the minimum initial or subsequent investment amounts, may be modified.

   Some of the firms through which the fund is available include:

 - Charles Schwab & Co., Inc.
   Mutual Fund OneSource(R) service

 - Fidelity Brokerage Services, Inc. FundsNetwork(TM) Program

 - Waterhouse Securities, Inc.

     ACCOUNT STATEMENTS

   In general, you will receive account statements as follows:

 - after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

 - after any changes of name or address of the registered owner(s)

 - otherwise, every quarter

   You will receive annual and semiannual financial reports.

     DISTRIBUTIONS

   As a fund investor, you are entitled to your share of the fund's net income and gains on its investments. The fund passes these earnings along to its shareholders as distributions.

   The fund earns dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. The fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

   The fund typically distributes dividends and capital gains annually, usually in December.

   Most investors have their distributions reinvested in additional shares of the same fund. Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

     TAXES

   As with any investment, you should consider how your investment in the fund will be taxed. Unless your account is an IRA or other tax-advantaged account, you should be aware of the potential tax implications. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS
   As long as the fund continues to meet the requirements for being a tax-qualified regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

   Distributions you receive from the fund, whether reinvested or taken in cash, are generally considered taxable. Fund distributions are taxed based on the length of time the fund holds its assets, regardless of how long you have held fund shares. Distributions from the fund's long-term capital gains are taxed as capital gains; distributions from short-term capital gains and other sources are generally taxed as ordinary income. The fund will mostly make capital-gain distributions, which could be short-term or long-term.

   If you buy shares shortly before or on the "record date"--the date that establishes you as the person to receive the upcoming distribution--you will receive a portion of the money you just invested in the form of a taxable distribution.

   The Form 1099 that is mailed to you every January details your distributions and their federal tax category.

TAXES ON TRANSACTIONS
   Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

                               OTHER INFORMATION

     ABOUT THE DISTRIBUTOR

   Counsellors Securities Inc. is responsible for:

 - making the fund available to you

 - account servicing and maintenance

 - sub-transfer agency services, sub-accounting services, and administrative services related to sale of the Common Class

   As part of its business strategies, the fund has adopted a Rule 12b-1 shareholder servicing and distribution plan to compensate Counsellors Securities for the above services. Under the plan, Counsellors Securities receives fees at an annual rate of 0.25% of average daily net assets of the fund's Common Class. Because the fees are paid out of the fund's assets on an on-going basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   Certain financial-services firms may receive service fees from the distributor, the adviser or their affiliates for providing recordkeeping or other services in connection with investments in the fund. Financial-services firms may also be reimbursed for marketing costs. The service fee may be up to 0.35% per year (0.40% for certain retirement plan programs) of the value of fund accounts maintained by the firm. The fund may reimburse part of the service fee at rates it would normally pay to the transfer agent for providing the services.

                              FOR MORE INFORMATION

   More information about this fund is available free upon request, including the following:

     SHAREHOLDER GUIDE

   Explains how to buy and sell shares. The Shareholder Guide is incorporated by reference into (is legally part of) this Prospectus.
     ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.

   The Annual Report also contains a letter from the fund's manager discussing market conditions and investment strategies that significantly affected fund performance during its past fiscal year.
     OTHER INFORMATION

   A current Statement of Additional Information (SAI) which provides more details about the fund is on file with the Securities and Exchange Commission
(SEC) and is incorporated by reference.

   You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

   Please contact Warburg Pincus Funds to obtain, without charge, the SAI and Annual and Semiannual Reports and to make shareholder inquiries:

BY TELEPHONE:
   800-WARBURG
   (800-927-2874)

BY MAIL:
   Warburg Pincus Funds
   P.O. Box 9030
   Boston, MA 02205-9030

BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial
   Attn: Warburg Pincus Funds
   2 Heritage Drive
   North Quincy, MA 02171

ON THE INTERNET:
   www.warburg.com
SEC FILE NUMBER:

Warburg Pincus European Equity Fund                                    811-60225

                                   [BEA LOGO]
                             [WARBURG PINCUS LOGO]

                      P.O. BOX 9030, BOSTON, MA 02205-9030
                 800-WARBURG (800-927-2874)  B www.warburg.com
COUNSELLORS SECURITIES INC., DISTRIBUTOR.                          WPEEQ-1-1298I

                              WARBURG PINCUS FUNDS
                                  SHAREHOLDER
                                     GUIDE

                                  Common Class
                                December 3, 1998

      This Shareholder Guide is incorporated into and legally part of each
                   Warburg Pincus (Common Class) prospectus.

                          [Warburg Pincus Funds Logo]

                                 BUYING SHARES

     OPENING AN ACCOUNT

   Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

   If you need an application, call our Shareholder Service Center to receive one by mail or fax. Or you can download it from our Internet Web site: www.warburg.com.

   You can make your initial investment by check or wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV.

     ADDING TO AN ACCOUNT

   You can add to your account in a variety of ways, as shown in the table. If you want to use ACH transfer, be sure to complete the "ACH on Demand" section of the account application.

     INVESTMENT CHECKS

   Please use either a personal or bank check payable in U.S. dollars to Warburg Pincus Funds. Unfortunately, we cannot accept "starter" checks that do not have your name preprinted on them. We also cannot accept checks payable to you or to another party and endorsed to the order of Warburg Pincus Funds. These types of checks may be returned to you and your purchase order may not be processed. Limited exceptions include properly endorsed IRA Rollover and government checks.

                           MINIMUM INITIAL INVESTMENT

Cash Reserve Fund:        $  1,000
New York Tax Exempt
  Fund:                   $  1,000
Balanced Fund:            $  1,000
Growth & Income Fund:     $  1,000
WorldPerks(R) Funds:      $  5,000
Long-Short Funds          $ 25,000
All other funds:          $  2,500
IRAs:                     $    500*
Transfers/Gifts to
  Minors:                 $    500*

* $25,000 minimum for Long-Short
  Funds.

                               WIRE INSTRUCTIONS

  State Street Bank and Trust Company
  ABA# 0110 000 28
  Attn: Mutual Funds/Custody Dept.
  [Warburg Pincus Fund Name]
  DDA# 9904-649-2
  F/F/C: [Account Number and Registration]

                                HOW TO REACH US

  SHAREHOLDER SERVICE CENTER
  Toll free: 800 -WARBURG
             (800 -927-2874)
  Fax:      212-370-9833

  MAIL
  Warburg Pincus Funds
  P.O. Box 9030
  Boston, MA 02205-9030

  OVERNIGHT/COURIER SERVICE
  Boston Financial
  Attn: Warburg Pincus Funds
  2 Heritage Drive
  North Quincy, MA 02171

  INTERNET WEB SITE
  www.warburg.com
                                        2

           OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
BY CHECK
- Complete the New Account Application.        - Make your check payable to Warburg
 For IRAs use the Universal IRA                Pincus Funds.
  Application.                                 - Write the account number and the fund
- Make your check payable to Warburg           name on your check.
  Pincus Funds.                                - Mail to Warburg Pincus Funds.
- Mail to Warburg Pincus Funds.                - Minimum amount is $100.
BY EXCHANGE
- Call our Shareholder Service Center to       - Call our Shareholder Service Center to
  request an exchange. Be sure to read         request an exchange.
  the current prospectus for the new           - Minimum amount is $250.
  fund. Also please observe the minimum        If you do not have telephone privileges,
initial investment.                            mail or fax a signed letter of
 If you do not have telephone privileges,      instruction.
mail or fax a signed letter of
instruction.
BY WIRE

- Complete and sign the New Account            - Call our Shareholder Service Center by
  Application.                                 4 p.m. ET to inform us of the incoming
- Call our Shareholder Service Center and        wire. Please be sure to specify your
  fax the signed New Account Application         name, the account number and the fund
  by 4 p.m. ET.                                  name on your wire advice.
- Shareholder Services will telephone you      - Wire the money for receipt that day.
  with your account number. Please be          - Minimum amount is $500.
  sure to specify your name, the account
number and the fund name on your wire
advice.
- Wire your initial investment for
receipt that day.
- Mail the original, signed application
  to Warburg Pincus Funds.
This method is not available for IRAs.
BY AUTOMATED CLEARING HOUSE (ACH) TRANSFER

- Cannot be used to open an account.           - Call our Shareholder Service Center to
                                               request an ACH transfer from your bank.
                                               - Your purchase will be effective at the
                                               next NAV calculated after we receive your
                                                 order in proper form.
                                               - Minimum amount is $50.
                                               Requires ACH on Demand privileges.

                           800-WARBURG (800-927-2874)
       MONDAY - FRIDAY, 8 A.M. - 8 P.M. ET  SATURDAY, 8 A.M. - 4 P.M. ET

                               SELLING SHARES(*)

   SELLING SOME OR ALL OF YOUR SHARES                       CAN BE USED FOR
BY MAIL

Write us a letter of instruction that          - Accounts of any type.
includes:                                      - Sales of any amount.
- your name(s) and signature(s)                For IRAs please use the IRA Distribution
- the fund name and account number             Request Form.
- the dollar amount you want to sell
- how to send the proceeds
Obtain a signature guarantee or other
documentation, if required (see "Selling
Shares
in Writing").
Mail the materials to Warburg Pincus
Funds.
If only a letter of instruction is
required, you can fax it to the
Shareholder Service Center.
BY EXCHANGE
- Call our Shareholder Service Center to       - Accounts with telephone privileges.
  request an exchange. Be sure to read         If you do not have telephone privileges,
the current prospectus for the new fund.       mail or fax a letter of instruction to
Also please observe the minimum initial        exchange shares.
investment.
BY PHONE

Call our Shareholder Service Center to         - Non-IRA accounts with telephone
request a redemption. You can receive the      privileges.
proceeds as:
- a check mailed to the address of record
- an ACH transfer to your bank ($50
minimum)
- a wire to your bank ($500 minimum)
See "By Wire or ACH Transfer" for
details.
BY WIRE OR ACH TRANSFER
- Complete the "Wire Instructions" or          - Non-IRA accounts with wire-redemption
  "ACH on Demand" section of your New          or ACH on Demand privileges.
  Account Application.                         - Requests by phone or mail.
- For federal-funds wires, proceeds will
  be wired on the next business day. For
  ACH transfers, proceeds will be
  delivered within two business days.

()* For the Central & Eastern Europe Fund only: A short-term trading fee of 1.0% of the amount redeemed will be deducted from the redemption proceeds if you sell shares of the fund after holding them less than six months. This fee, which is currently being waived, does not apply to shares acquired through reinvestment of distributions. For purposes of computing the short-term trading fee, any shares bought through reinvestment of distributions will be redeemed first without charging the fees, followed by the shares held longest.

     SELLING SHARES IN WRITING

   Some circumstances require a written sell order, along with a signature guarantee. These include:

 - accounts whose address of record has been changed within the past 30 days

 - redemption in certain large amounts (other than by exchange)

 - requests to send the proceeds to a different payee or address

 - shares represented by certificates, which must be returned with your sell order

   A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public.

     RECENTLY PURCHASED SHARES

   If the fund has not yet collected payment for the shares you are selling, it will delay sending you the proceeds until your purchase payment clears. This may take up to 10 calendar days after the purchase. To avoid the collection period, consider buying shares by bank wire, bank check, certified check or money order.

     LOW-BALANCE ACCOUNTS

   If your account balance falls below the minimum required to keep it open due to redemptions or exchanges, the fund may ask you to increase your balance. If it is still below the minimum after 60 days, the fund may close your account and mail you the proceeds.

                        MINIMUM TO KEEP AN ACCOUNT OPEN

Cash Reserve Fund:           $ 750
New York Tax Exempt Fund:    $ 750
Balanced Fund:               $ 500
Growth & Income Fund:        $ 500
WorldPerks Funds:            $ 750
All other funds:            $2,000
IRAs:                        $ 250
Transfers/Gifts to
  Minors:                    $ 250

                           800-WARBURG (800-927-2874)
       MONDAY - FRIDAY, 8 A.M. - 8 P.M. ET  SATURDAY, 8 A.M. - 4 P.M. ET

                              SHAREHOLDER SERVICES

     AUTOMATIC SERVICES

   Buying or selling shares automatically is easy with the services described below. You can set up most of these services with your account application or by calling our Shareholder Service Center.

AUTOMATIC MONTHLY INVESTMENT PLAN

   For making automatic investments ($50 minimum) from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

   For making automatic monthly, quarterly, semiannual or annual withdrawals of $250 or more.

DISTRIBUTION SWEEP

   For automatically reinvesting your dividend and capital-gain distributions into another identically registered Warburg Pincus fund. Not available for IRAs.
     RETIREMENT PLANS

   Warburg Pincus offers a range of tax-advantaged retirement accounts, including:

 - Traditional IRAs

 - Roth IRAs

 - Roth Conversion IRAs

 - Spousal IRAs

 - Rollover IRAs

 - SEP IRAs

   To transfer your IRA to Warburg Pincus, use the IRA Transfer/Direct Rollover Form. If you are opening a new IRA, you will also need to complete the Universal IRA Application. Please consult your tax professional concerning your IRA eligibility and tax situation.

     TRANSFERS/GIFTS TO MINORS

   Depending on state laws, you can set up a custodial account under the Uniform Transfers-to-Minors Act (UTMA) or the Uniform Gifts-to-Minors Act (UGMA). Please consult your tax professional about these types of accounts.

     ACCOUNT CHANGES

   Call our Shareholder Service Center to update your account records whenever you change your address. Shareholder Services can also help you change your account information or privileges.

                                 OTHER POLICIES

     TRANSACTION DETAILS

   You are entitled to capital-gain and earned dividend distributions as soon as your purchase order is executed. For the Intermediate Maturity Government, New York Intermediate Municipal and Fixed Income Funds and the Money Market Funds, you begin to earn dividend distributions the business day after your purchase order is executed. However, if we receive your purchase order and payment to purchase shares of a Money Market Fund before 12 p.m. (noon), you begin to earn dividend distributions on that day.
   Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if:

 - your investment check or ACH transfer does not clear

 - you place a telephone order by 4 p.m. ET and we do not receive your wire that day
   If you wire money without first calling Shareholder Services to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.
   While we monitor telephone servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.
   Uncashed redemption or distribution checks do not earn interest.
     SPECIAL SITUATIONS

   A fund reserves the right to:

 - refuse any purchase or exchange request, including those from any person or group who, in the fund's view, is likely to engage in excessive trading

 - change or discontinue its exchange privilege after 30 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

 - change its minimum investment amounts after 15 days' notice to current investors of any increases

 - charge a wire-redemption fee

 - make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt fund operations

 - suspend redemptions or postpone payment dates as permitted by the Investment Company Act of 1940 (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

 - modify or waive its minimum investment requirements for employees and clients of its adviser, sub-adviser, distributor and their affiliates and, for the Long-Short Funds, investments through certain financial-services firms ($10,000 minimum) and through retirement plan programs (no minimum)

 - stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                           800-WARBURG (800-927-2874)
       MONDAY - FRIDAY, 8 A.M. - 8 P.M. ET  SATURDAY, 8 A.M. - 4 P.M. ET

                          [WARBURG PINCUS FUNDS LOGO]

                      P.O. BOX 9030, BOSTON, MA 02205-9030
                 800-WARBURG (800-927-2874)  - www.warburg.com
COUNSELLORS SECURITIES INC., DISTRIBUTOR.                  WPCOM-31-1298C